Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Right-of-Use Assets and Lease Liabilities

NOTE 6 – Right-of-Use Assets and Lease Liabilities

Right-of-Use Assets

Office Leases
Cost:	$
At December 31, 2018	-
Initial adoption of IFRS 16	934,659
At December 31, 2019 and 2020	934,659
Depreciation:
At December 31, 2018	-
Charge for the year	203,850
At December 31, 2019	203,850
Charge for the year	203,850
At December 31, 2020	407,700
Net book value:
At December 31, 2019	730,809
At December 31, 2020	526,959

Lease Liabilities

$
Lease liabilities recognized as of January 1, 2019	884,987
Lease payments made	(195,683)
Interest expense on lease liabilities	59,738
Foreign exchange adjustment	(19,164)
At December 31, 2019	729,878
Lease payments made	(213,254)
Interest expense on lease liabilities	48,572
Foreign exchange adjustment	(921)
564,275
Less: current portion	(186,023)
At December 31, 2020	378,252

The remaining minimum future lease payments, excluding estimated operating costs, for the term of the lease including assumed renewal periods are as follows:

$
Fiscal 2021	226,647
Fiscal 2022	197,151
Fiscal 2023	94,055
Fiscal 2024 and beyond	129,836